Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued operating expenses	¥ 9,868	$ 1,549	¥ 8,301
Content acquisition costs	8,326	1,307	6,734
Accrued payroll and welfare	4,541	713	3,508
Tax payable	4,430	695	3,779
Traffic acquisition costs	2,705	424	2,467
Accruals for purchases of fixed assets	2,240	352	1,270
Bandwidth costs	2,220	348	1,985
Payable for investments	804	126	3,466
Funds collected on behalf of service providers	558	88	523
Interest payable	538	84	487
Payable to merchants	339	53	307
Users' and third party agents' deposits	383	60	268
Payables for purchasing inventory	1,307	205	480
Others	3,125	490	3,141
Accounts payable and accrued liabilities	¥ 41,384	$ 6,494	¥ 36,716